Shareholder Report, Average Annual Return (Details)	2 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended	13 Months Ended		21 Months Ended	23 Months Ended	30 Months Ended	42 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended		62 Months Ended	64 Months Ended	77 Months Ended	83 Months Ended	87 Months Ended	96 Months Ended		98 Months Ended	99 Months Ended	106 Months Ended	108 Months Ended	114 Months Ended	118 Months Ended	119 Months Ended
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Without Sales Load [Member] | C000201200
Average Annual Return [Line Items]
Average Annual Return, Percent						6.03%							0.90%
Without Sales Load [Member] | C000186813
Average Annual Return [Line Items]
Average Annual Return, Percent						8.45%												4.36%						4.55%
Without Sales Load [Member] | C000202360
Average Annual Return [Line Items]
Average Annual Return, Percent						4.69%												1.21%				3.31%
Without Sales Load [Member] | C000215324
Average Annual Return [Line Items]
Average Annual Return, Percent						5.63%												1.92%	2.00%
Without Sales Load [Member] | C000186809
Average Annual Return [Line Items]
Average Annual Return, Percent						3.81%												(0.20%)									2.37%
Without Sales Load [Member] | C000238223
Average Annual Return [Line Items]
Average Annual Return, Percent						2.47%					2.63%
Without Sales Load [Member] | C000172210
Average Annual Return [Line Items]
Average Annual Return, Percent						4.43%												2.74%											2.16%
Without Sales Load [Member] | C000215322
Average Annual Return [Line Items]
Average Annual Return, Percent						2.86%											(1.09%)
Without Sales Load [Member] | C000248475
Average Annual Return [Line Items]
Average Annual Return, Percent						5.26%	6.83%
Without Sales Load [Member] | C000152548
Average Annual Return [Line Items]
Average Annual Return, Percent						17.72%												5.51%															6.78%
Without Sales Load [Member] | C000152549
Average Annual Return [Line Items]
Average Annual Return, Percent						15.00%												10.65%												9.01%
Without Sales Load [Member] | C000152545
Average Annual Return [Line Items]
Average Annual Return, Percent						16.61%												10.27%													7.91%
Without Sales Load [Member] | C000152550
Average Annual Return [Line Items]
Average Annual Return, Percent						13.76%												8.34%												8.11%
Without Sales Load [Member] | C000152551
Average Annual Return [Line Items]
Average Annual Return, Percent						15.51%												13.86%														13.77%
Without Sales Load [Member] | C000152552
Average Annual Return [Line Items]
Average Annual Return, Percent						8.94%												12.67%								9.09%
Without Sales Load [Member] | C000233873
Average Annual Return [Line Items]
Average Annual Return, Percent						14.02%						12.09%
Without Sales Load [Member] | C000190083
Average Annual Return [Line Items]
Average Annual Return, Percent						12.52%												12.37%							11.37%
Without Sales Load [Member] | C000168500
Average Annual Return [Line Items]
Average Annual Return, Percent						23.80%												12.80%										15.96%
Without Sales Load [Member] | C000255663
Average Annual Return [Line Items]
Average Annual Return, Percent		2.89%
Without Sales Load [Member] | C000219502
Average Annual Return [Line Items]
Average Annual Return, Percent						20.58%										8.17%
Without Sales Load [Member] | C000198662
Average Annual Return [Line Items]
Average Annual Return, Percent						14.84%												13.93%					13.75%
Without Sales Load [Member] | C000245144
Average Annual Return [Line Items]
Average Annual Return, Percent						2.52%				18.09%
Without Sales Load [Member] | C000228400
Average Annual Return [Line Items]
Average Annual Return, Percent						(12.69%)								(4.97%)
Without Sales Load [Member] | C000226526
Average Annual Return [Line Items]
Average Annual Return, Percent						23.19%									(2.13%)
Without Sales Load [Member] | C000214554
Average Annual Return [Line Items]
Average Annual Return, Percent						16.84%												5.16%		8.79%
Without Sales Load [Member] | C000214553
Average Annual Return [Line Items]
Average Annual Return, Percent						14.08%												10.04%		12.64%
Without Sales Load [Member] | C000246478
Average Annual Return [Line Items]
Average Annual Return, Percent						21.20%			26.79%
Without Sales Load [Member] | C000246479
Average Annual Return [Line Items]
Average Annual Return, Percent						9.17%			18.06%
Without Sales Load [Member] | C000214556
Average Annual Return [Line Items]
Average Annual Return, Percent						16.65%												14.46%		18.28%
Without Sales Load [Member] | C000251207
Average Annual Return [Line Items]
Average Annual Return, Percent						1.34%		2.40%
Without Sales Load [Member] | C000251208
Average Annual Return [Line Items]
Average Annual Return, Percent						0.08%		1.01%
Without Sales Load [Member] | C000251209
Average Annual Return [Line Items]
Average Annual Return, Percent						2.33%		3.01%
Without Sales Load [Member] | C000251203
Average Annual Return [Line Items]
Average Annual Return, Percent						3.43%		3.56%
Without Sales Load [Member] | C000254693
Average Annual Return [Line Items]
Average Annual Return, Percent					4.60%
Without Sales Load [Member] | C000254694
Average Annual Return [Line Items]
Average Annual Return, Percent				2.32%
Without Sales Load [Member] | C000254695
Average Annual Return [Line Items]
Average Annual Return, Percent			4.04%
Without Sales Load [Member] | C000260524
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%
Without Sales Load [Member] | C000260525
Average Annual Return [Line Items]
Average Annual Return, Percent	1.63%
Without Sales Load [Member] | C000207250
Average Annual Return [Line Items]
Average Annual Return, Percent						5.26%												3.21%			3.15%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Index
Average Annual Return, Percent						3.49%							1.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%												(0.68%)						1.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%												(0.68%)				1.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%												(0.68%)	(0.60%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%												(0.68%)									1.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%					4.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%												(0.68%)											1.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%											(0.70%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%	4.74%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						15.84%												14.10%								13.90%
MSCI® ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index
Average Annual Return, Percent						15.79%						12.78%
MSCI® ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index
Average Annual Return, Percent						15.79%										12.12%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						15.84%				26.16%
MSCI® ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index
Average Annual Return, Percent						15.79%								7.95%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent						16.80%												5.20%		8.98%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Index
Average Annual Return, Percent						14.88%												10.49%		13.13%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						16.24%			23.69%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						16.24%			23.69%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						15.88%												14.73%		18.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent						0.08%		0.89%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent						0.08%		0.89%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent						0.08%		0.89%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent						0.08%		0.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						3.14%												(0.68%)			1.43%
FTSE Goldman Sachs Emerging Markets USD Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE Goldman Sachs Emerging Markets USD Bond Index
Average Annual Return, Percent						6.10%							0.79%
FTSE Goldman Sachs High Yield Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE Goldman Sachs High Yield Corporate Bond Index
Average Annual Return, Percent						8.36%												4.72%						4.84%
Bloomberg High Yield Very Liquid Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg High Yield Very Liquid Index (Total Return, USD, Unhedged)
Average Annual Return, Percent						7.98%												4.68%						4.66%
FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Average Annual Return, Percent						4.79%												1.30%				3.41%
FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index
Average Annual Return, Percent						5.75%												2.12%	2.21%
FTSE Goldman Sachs Investment Grade Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE Goldman Sachs Investment Grade Corporate Bond Index
Average Annual Return, Percent						3.89%												(0.06%)									2.54%
Bloomberg US Corporate Investment Grade Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Corporate Investment Grade Index
Average Annual Return, Percent						3.91%												(0.01%)									2.47%
Bloomberg Municipal 1-17 Year ex AMT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal 1-17 Year ex AMT Index
Average Annual Return, Percent						1.90%					3.14%
Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)
Average Annual Return, Percent						2.66%					3.22%
FTSE US Treasury 0-1 Year Composite Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE US Treasury 0-1 Year Composite Select Index
Average Annual Return, Percent						4.64%												2.93%											2.31%
FTSE Goldman Sachs US Broad Bond Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE Goldman Sachs US Broad Bond Market Index
Average Annual Return, Percent						3.11%											(0.85%)
FTSE Goldman Sachs U.S. Preferred Stock & Hybrid Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE Goldman Sachs U.S. Preferred Stock & Hybrid Index (Total Return, USD, Unhedged)
Average Annual Return, Percent						5.61%	7.22%
Goldman Sachs ActiveBeta® Emerging Markets Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity Index
Average Annual Return, Percent						17.67%												6.09%															7.19%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent						16.80%												5.20%															7.33%
Goldman Sachs ActiveBeta® Europe Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Europe Equity Index
Average Annual Return, Percent						15.19%												10.69%												9.04%
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Europe Index
Average Annual Return, Percent						13.28%												10.98%												8.85%
Goldman Sachs ActiveBeta® International Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Index
Average Annual Return, Percent						16.67%												10.34%													7.98%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Index
Average Annual Return, Percent						14.88%												10.49%													7.71%
Goldman Sachs ActiveBeta® Japan Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Japan Equity Index
Average Annual Return, Percent						13.82%												8.28%												7.98%
MSCI Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Japan Index
Average Annual Return, Percent						12.94%												8.66%												8.33%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Large Cap Equity Index
Average Annual Return, Percent						15.64%												13.97%														13.88%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						15.88%												14.73%														14.54%
Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Small Cap Equity Index
Average Annual Return, Percent						9.26%												12.95%								9.30%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						8.17%												10.12%								7.83%
Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> World Low Vol Plus Equity Index
Average Annual Return, Percent						13.86%						11.86%
Solactive GBS Developed Markets Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Solactive GBS Developed Markets Large & Mid Cap Index
Average Annual Return, Percent						15.92%						13.35%
Solactive US Large Cap Equal Weight Index (GTR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Solactive US Large Cap Equal Weight Index (GTR)
Average Annual Return, Percent						12.54%												12.49%							11.52%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						15.88%												14.73%							14.56%
Goldman Sachs Hedge Fund VIP Index™ TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Goldman Sachs Hedge Fund VIP Index™ TR
Average Annual Return, Percent						24.26%												13.19%										16.43%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						15.88%												14.73%										15.45%
MSCI India IMI (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI India IMI (Net, USD, Unhedged)
Average Annual Return, Percent		2.91%
Solactive Innovative Global Equity Index (Net total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Solactive Innovative Global Equity Index (Net total Return, USD, Unhedged)
Average Annual Return, Percent						20.93%										8.36%
JUST U.S. Large Cap Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						JUST U.S. Large Cap Diversified Index
Average Annual Return, Percent						15.04%												14.16%					13.99%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						16.24%												14.34%					13.98%
Russell 2000® Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Total Return, USD, Unhedged)
Average Annual Return, Percent						8.17%				19.56%
MSCI ACWI Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Health Care Index
Average Annual Return, Percent						(10.87%)								1.14%
MSCI® ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index
Average Annual Return, Percent						15.79%									8.47%
MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Average Annual Return, Percent						21.83%									4.03%
Solactive GBS Emerging Markets Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Solactive GBS Emerging Markets Large & Mid Cap Index
Average Annual Return, Percent						16.60%												5.62%		9.32%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Average Annual Return, Percent						14.19%												10.11%		12.70%
Russell 1000 Growth 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Growth 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Average Annual Return, Percent						21.28%			26.92%
Russell 1000 Value 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Value 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Average Annual Return, Percent						9.33%			18.27%
Solactive GBS United States Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Solactive GBS United States Large & Mid Cap Index
Average Annual Return, Percent						16.77%												14.54%		18.37%
Bloomberg Municipal Bond Quality Intermediate - California Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Quality Intermediate - California Index (Total Return, USD, Unhedged)
Average Annual Return, Percent						2.90%		3.78%
Bloomberg Municipal Bond Quality Intermediate - New York Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Quality Intermediate - New York Index (Total Return, USD, Unhedged)
Average Annual Return, Percent						2.45%		3.29%
Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index
Average Annual Return, Percent						1.94%		2.67%
Bloomberg Municipal Short-term Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Short-term Index
Average Annual Return, Percent						3.17%		3.26%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					10.32%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				7.25%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			10.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.40%
Bloomberg U.S. Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Credit Bond Index
Average Annual Return, Percent	1.63%
FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent						4.69%												3.03%			2.70%